STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	11 Months Ended
Dec. 31, 2020 shares
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of units (in shares)	27,600,000